Discontinued Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer	Dec. 31, 2012 USD ($) Customer
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill		$ 400,000
Mortgage Loan Repurchase Claims Outstanding	$ 101,700,000
Outstanding Claims For More Than Six Years
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Mortgage Loan Repurchase Claims Outstanding	$ 64,800,000
Mortgage Loan Repurchase Claims Outstanding, Percentage	63.70%
Outstanding Claims For More Than Four Years But Less Than Six Years
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Mortgage Loan Repurchase Claims Outstanding	$ 36,000,000
Mortgage Loan Repurchase Claims Outstanding, Percentage	35.40%
Outstanding Claims For More Than Two Years But Less Than Four Years
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Mortgage Loan Repurchase Claims Outstanding	$ 900,000
Mortgage Loan Repurchase Claims Outstanding, Percentage	0.90%
Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill	$ 17,780,000	17,780,000
Intangible assets, net	1,615,000	$ 2,708,000
Impairment charges on goodwill and intangible assets	$ 0
Number of customers accounting for more than 10% of total net sales | Customer	3	3	3
Line of credit, maximum borrowing capacity	$ 4,000,000
Line of credit	1,000,000	$ 500,000
Line of credit, available borrowing capacity	$ 3,000,000
Debt, interest rate	4.00%
Repurchase reserve	$ 5,500,000	6,500,000
Recoveries of provisions for repurchases	1,000,000	1,000,000	$ 1,000,000
Repurchase claims received or settled	0	0
Discontinued Operations | Term Loans
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Debt, interest expense	$ 800,000	300,000	400,000
Debt, variable interest rate description	As of December 31, 2014, the interest rate on the variable rate term loan was 5.00%. In the event of default, the interest rates on both term loans increase by 5.00% per annum.
Debt, interest rate increment in the event of default	5.00%
Debt instrument, interest rate	5.00%
Discontinued Operations | Term Loans | 2018
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Debt issued	$ 11,500,000
Amount of loan guaranteed	$ 5,000,000
Guarantee obligations origin and purpose	Under the terms of the $11.5 million term loan, the Company has guaranteed $5.0 million of the loan should NABCO not meet its obligations under the loan agreement. As of December 31, 2014, all of NABCO’s trade accounts receivable and inventory, totaling $4.7 million and $11.4 million, respectively, were pledged under NABCO’s line of credit and term loans. The guarantee and pledges were eliminated in January 2015 when the line of credit and term loans were repaid in connection with the NABCO Sale. See Note 16—Subsequent Events for additional information about the NABCO Sale
Discontinued Operations | Line Of Credit
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Debt, interest expense	$ 40,000	80,000	$ 71,000
Discontinued Operations | Inventories
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets pledged as collateral	11,400,000	$ 10,400,000
Discontinued Operations | Inventories | Term Loans
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets pledged under line of credit and term loans	$ 11,400,000
Discontinued Operations | Customer Concentration Risk | Consolidated Operating Revenue
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Concentration risk, percentage	48.90%	43.40%	40.30%
Discontinued Operations | Customer Concentration Risk | Accounts Receivable
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Concentration risk, percentage	57.90%	51.70%
Discontinued Operations | Trade Accounts Receivable
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets pledged as collateral	$ 4,700,000	$ 3,900,000
Discontinued Operations | Trade Accounts Receivable | Term Loans
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets pledged under line of credit and term loans	$ 4,700,000